Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Assets and Liabilities of Business Held for Sale

The following table summarizes the discontinued assets and liabilities at December 31, 2012 and 2011.

	At December 31,
(Dollars in millions)	2012	2011
Assets:
Cash and equivalents	$33	$28
Other assets	202	221

Assets of discontinued operations	$235	$249

Liabilities:
Liabilities of discontinued operations	$168	$179

Summary of Discontinued Operations

The following table summarizes the discontinued operations.

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
Operations:
Income (loss) from discontinued operations before income taxes	$(3)	$55	$(230)
Income tax expense (benefit)	(1)	20	(31)

Income (loss) from discontinued operations, net of taxes	$(2)	$35	$(199)